Annual Operating Expenses - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced Large Cap Growth ETF - Fidelity Enhanced Large Cap Growth ETF	Oct. 30, 2024
Operating Expenses:
Management fee	0.18%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.19%
Fee waiver and/or expense reimbursement	none	[1],[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

[1]	AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of the fund's average net assets. This arrangement will remain in effect through October 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[2]	BFee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.